O'Shaughnessy Market Leaders Value Fund
Schedule of Investments
April 30, 2026 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Air Freight & Logistics - 1.9%
United Parcel Service, Inc. - Class B	48,905	$5,320,864

Automobile Components - 0.6%
Aptiv PLC (a)	27,663	1,666,972

Automobiles - 4.0%
General Motors Co.	144,706	11,126,444

Beverages - 0.6%
Constellation Brands, Inc. - Class A	9,541	1,493,930

Broadline Retail - 3.0%
eBay, Inc.	80,360	8,315,653

Building Products - 3.1%
Carlisle Companies, Inc.	5,973	2,121,968
Carrier Global Corp.	51,449	3,455,830
Johnson Controls International PLC	21,010	3,068,090
		8,645,888

Capital Markets - 5.2%
Ameriprise Financial, Inc.	2,111	1,002,282
Goldman Sachs Group, Inc.	725	669,733
MSCI, Inc.	1,910	1,129,593
Northern Trust Corp.	36,509	6,072,907
State Street Corp.	29,275	4,474,391
T. Rowe Price Group, Inc.	11,139	1,145,980
		14,494,886

Chemicals - 0.6%
CF Industries Holdings, Inc.	12,777	1,586,903

Commercial Banks - 12.2%
Bank of America Corp.	113,501	6,067,764
Citigroup, Inc.	42,530	5,442,989
Citizens Financial Group, Inc.	14,585	948,754
M&T Bank Corp.	37,059	8,102,209
Regions Financial Corp.	134,393	3,836,920
Truist Financial Corp.	104,267	5,369,751
Wells Fargo & Co.	50,012	4,112,487
		33,880,874

Consumer Finance - 4.4%
Synchrony Financial	160,640	12,240,768

Consumer Staples Distribution & Retail - 3.4%
Dollar Tree, Inc. (a)	35,576	3,454,785
Kroger Co.	78,265	5,327,499
US Foods Holding Corp. (a)	5,730	535,698
		9,317,982

Diversified Telecommunication Services - 4.7%
AT&T, Inc.	21,946	573,449
Comcast Corp. - Class A	294,661	7,967,633
Verizon Communications, Inc.	95,051	4,565,300
		13,106,382

Electronic Equipment, Instruments & Components - 3.4%
Flex Ltd. (a)	11,836	1,083,586
Jabil, Inc.	24,797	8,368,739
		9,452,325

Energy Equipment & Services - 0.5%
Halliburton Co.	33,936	1,435,493

Financial Services - 0.9%
Fidelity National Information Services, Inc.	22,958	1,068,236
PayPal Holdings, Inc.	29,326	1,470,405
		2,538,641

Food Products - 3.9%
General Mills, Inc.	73,571	2,597,792
Kraft Heinz Co.	366,914	8,314,271
		10,912,063

Health Care Providers & Services - 5.7%
Cigna Group	14,184	4,121,587
HCA Holdings, Inc.	25,684	11,158,414
Tenet Healthcare Corp. (a)	3,172	561,824
		15,841,825

Household Durables - 4.1%
DR Horton, Inc.	55,050	8,469,993
NVR, Inc. (a)	470	2,968,459
		11,438,452

Insurance - 8.4%
Aflac, Inc.	21,154	2,404,575
American International Group, Inc.	48,343	3,616,056
MetLife, Inc.	122,935	9,847,094
Principal Financial Group, Inc.	56,277	5,678,912
Prudential Financial, Inc.	17,186	1,686,119
		23,232,756

IT Services - 1.8%
Twilio, Inc. - Class A (a)	15,612	2,311,513
VeriSign, Inc.	10,258	2,755,914
		5,067,427

Media - 0.5%
Fox Corp. - Class A	21,868	1,388,399

Metals & Mining - 1.4%
Reliance, Inc.	10,791	3,911,738

Oil, Gas & Consumable Fuels - 12.3%
Chevron Corp.	20,186	3,902,156
ConocoPhillips	13,938	1,753,121
Devon Energy Corp.	71,568	3,676,448
EOG Resources, Inc.	50,144	7,048,742
Exxon Mobil Corp.	45,776	7,064,610
Marathon Petroleum Corp.	19,393	4,815,088
Phillips 66	16,926	3,032,293
Valero Energy Corp.	10,793	2,726,096
		34,018,554

Passenger Airlines - 0.5%
Southwest Airlines Co.	33,301	1,262,774

Pharmaceuticals - 2.2%
Pfizer, Inc.	169,106	4,515,130
Zoetis, Inc.	14,355	1,650,395
		6,165,525

Technology Hardware, Storage & Peripherals - 1.0%
HP, Inc.	127,251	2,654,456

Textiles, Apparel & Luxury Goods - 4.1%
Tapestry, Inc.	78,816	11,431,473

Tobacco - 5.0%
Altria Group, Inc.	191,979	13,947,274
TOTAL COMMON STOCKS (Cost $233,468,683)		275,896,721

TOTAL INVESTMENTS - 99.4% (Cost $233,468,683)		275,896,721
Other Assets in Excess of Liabilities - 0.6%		1,562,235
TOTAL NET ASSETS - 100.0%		$277,458,956

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

Summary of Fair Value Disclosure as of April 30, 2026 (Unaudited)

O'Shaughnessy Market Leaders Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$275,896,721	$–	$–	$275,896,721
Total Investments	$275,896,721	$–	$–	$275,896,721